Quarterly Holdings Report
for
Fidelity Freedom® 2010 Fund
June 30, 2025
F10-NPRT1-0825
1.818356.120
Bond Funds - 63.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	51,062,120	511,131,817
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	7,191,499	55,446,458
Fidelity Series Emerging Markets Debt Fund (b)	2,020,835	16,368,762
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	557,338	5,356,020
Fidelity Series Floating Rate High Income Fund (b)	266,442	2,360,678
Fidelity Series High Income Fund (b)	1,923,784	16,929,298
Fidelity Series International Credit Fund (b)	469,456	3,971,599
Fidelity Series International Developed Markets Bond Index Fund (b)	17,081,649	148,951,979
Fidelity Series Investment Grade Bond Fund (b)	111,191,568	1,123,034,838
Fidelity Series Long-Term Treasury Bond Index Fund (b)	19,399,390	104,368,716
Fidelity Series Real Estate Income Fund (b)	305,785	3,063,969
TOTAL BOND FUNDS (Cost $2,165,031,230)		1,990,984,134

Domestic Equity Funds - 14.1%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	1,244,050	16,483,662
Fidelity Series Blue Chip Growth Fund (b)	2,201,599	45,507,053
Fidelity Series Commodity Strategy Fund (b)	64,726	5,882,336
Fidelity Series Growth Company Fund (b)	3,259,489	81,747,994
Fidelity Series Intrinsic Opportunities Fund (b)	1,024,611	11,270,718
Fidelity Series Large Cap Stock Fund (b)	3,097,152	80,185,270
Fidelity Series Large Cap Value Index Fund (b)	1,403,236	24,205,823
Fidelity Series Opportunistic Insights Fund (b)	1,803,970	48,797,396
Fidelity Series Small Cap Core Fund (b)	217,007	2,530,299
Fidelity Series Small Cap Discovery Fund (b)	676,935	7,331,202
Fidelity Series Small Cap Opportunities Fund (b)	1,096,142	16,014,630
Fidelity Series Stock Selector Large Cap Value Fund (b)	3,805,285	53,882,838
Fidelity Series Value Discovery Fund (b)	3,028,980	48,978,603
TOTAL DOMESTIC EQUITY FUNDS (Cost $232,975,633)		442,817,824

International Equity Funds - 13.9%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	1,565,904	28,796,973
Fidelity Series Emerging Markets Fund (b)	2,990,628	30,534,310
Fidelity Series Emerging Markets Opportunities Fund (b)	5,705,610	122,214,164
Fidelity Series International Growth Fund (b)	3,595,422	71,369,123
Fidelity Series International Small Cap Fund (b)	2,119,548	42,051,824
Fidelity Series International Value Fund (b)	4,631,487	70,722,812
Fidelity Series Overseas Fund (b)	4,395,813	71,212,174
Fidelity Series Select International Small Cap Fund (b)	197,600	2,632,028
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $256,504,855)		439,533,408

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $41,849,914)	4,214,861	42,527,946

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025	4.25 to 4.26	2,000,000	1,997,904
US Treasury Bills 0% 7/17/2025 (d)	4.23 to 4.27	1,400,000	1,397,424
US Treasury Bills 0% 7/24/2025 (d)	4.24 to 4.25	4,840,000	4,827,121
US Treasury Bills 0% 7/31/2025 (d)	4.23 to 4.26	2,660,000	2,650,763
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,873,042)			10,873,212

Money Market Funds - 7.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	5,163,158	5,164,191
Fidelity Series Government Money Market Fund (b)(f)	4.42	220,348,336	220,348,336
TOTAL MONEY MARKET FUNDS (Cost $225,512,527)			225,512,527

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,932,747,201)	3,152,249,051
NET OTHER ASSETS (LIABILITIES) - 0.0%	(854,685)
NET ASSETS - 100.0%	3,151,394,366

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	262	Sep 2025	35,130,270	300,259	300,259
ICE MSCI Emerging Markets Index Contracts (United States)	216	Sep 2025	13,321,800	270,422	270,422

TOTAL EQUITY CONTRACTS					570,681

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	796	Sep 2025	89,239,063	2,012,058	2,012,058
CBOT US Treasury Long Bond Contracts (United States)	288	Sep 2025	33,210,000	1,383,573	1,383,573

TOTAL INTEREST RATE CONTRACTS					3,395,631

TOTAL PURCHASED					3,966,312

Sold

Equity Contracts
CME S&P 500 Index Contracts (United States)	205	Sep 2025	64,100,938	(2,266,267)	(2,266,267)

TOTAL FUTURES CONTRACTS					1,700,045
The notional amount of futures purchased as a percentage of Net Assets is 5.4%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,565,877.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,539,223	19,171,867	27,546,899	68,289	-	-	5,164,191	5,163,158	0.0%
Total	13,539,223	19,171,867	27,546,899	68,289	-	-	5,164,191

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	500,963,295	23,318,444	16,130,964	1,861,326	(39,365)	3,020,407	511,131,817	51,062,120
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	59,289,291	460,688	3,963,526	227,556	(1,106,905)	766,910	55,446,458	7,191,499
Fidelity Series All-Sector Equity Fund	15,473,581	1,001,374	2,273,023	-	190,303	2,091,427	16,483,662	1,244,050
Fidelity Series Blue Chip Growth Fund	45,393,328	184,836	8,587,035	-	1,536,927	6,978,997	45,507,053	2,201,599
Fidelity Series Canada Fund	24,923,668	911,599	880,215	-	83,495	3,758,426	28,796,973	1,565,904
Fidelity Series Commodity Strategy Fund	6,254,931	25,384	201,388	-	10,188	(206,779)	5,882,336	64,726
Fidelity Series Emerging Markets Debt Fund	16,350,835	312,463	552,256	242,658	(65,386)	323,106	16,368,762	2,020,835
Fidelity Series Emerging Markets Debt Local Currency Fund	5,098,676	17,767	143,479	-	(12,969)	396,025	5,356,020	557,338
Fidelity Series Emerging Markets Fund	29,610,025	119,233	2,518,072	-	158,890	3,164,234	30,534,310	2,990,628
Fidelity Series Emerging Markets Opportunities Fund	117,549,671	636,098	9,671,944	-	2,374,203	11,326,136	122,214,164	5,705,610
Fidelity Series Floating Rate High Income Fund	2,394,077	60,740	99,048	48,047	(7,529)	12,438	2,360,678	266,442
Fidelity Series Government Money Market Fund	213,942,452	12,873,009	6,467,125	2,334,378	-	-	220,348,336	220,348,336
Fidelity Series Growth Company Fund	83,112,937	333,002	16,650,299	-	2,533,299	12,419,055	81,747,994	3,259,489
Fidelity Series High Income Fund	16,651,209	343,215	544,343	274,680	(27,292)	506,509	16,929,298	1,923,784
Fidelity Series International Credit Fund	3,899,261	49,265	10,001	49,264	631	32,443	3,971,599	469,456
Fidelity Series International Developed Markets Bond Index Fund	147,675,769	4,224,506	4,843,994	719,738	(195,546)	2,091,244	148,951,979	17,081,649
Fidelity Series International Growth Fund	63,811,934	5,170,758	5,221,034	-	476,977	7,130,488	71,369,123	3,595,422
Fidelity Series International Small Cap Fund	41,871,734	109,288	7,182,200	-	1,316,162	5,936,840	42,051,824	2,119,548
Fidelity Series International Value Fund	70,869,547	860,733	9,359,813	-	3,687,790	4,664,555	70,722,812	4,631,487
Fidelity Series Intrinsic Opportunities Fund	12,066,552	46,246	1,552,137	-	47,173	662,884	11,270,718	1,024,611
Fidelity Series Investment Grade Bond Fund	1,107,829,608	48,811,352	36,850,245	11,850,051	(2,586,812)	5,830,935	1,123,034,838	111,191,568
Fidelity Series Large Cap Stock Fund	81,897,176	326,860	13,777,835	-	6,222,438	5,516,631	80,185,270	3,097,152
Fidelity Series Large Cap Value Index Fund	24,890,956	212,827	1,793,430	-	395,251	500,219	24,205,823	1,403,236
Fidelity Series Long-Term Treasury Bond Index Fund	104,776,113	5,578,288	3,292,320	986,892	(167,183)	(2,526,182)	104,368,716	19,399,390
Fidelity Series Opportunistic Insights Fund	49,208,188	198,759	8,808,124	-	4,071,106	4,127,467	48,797,396	1,803,970
Fidelity Series Overseas Fund	66,218,781	1,581,323	5,157,394	-	1,419,943	7,149,521	71,212,174	4,395,813
Fidelity Series Real Estate Income Fund	3,094,855	57,658	100,843	44,931	230	12,069	3,063,969	305,785
Fidelity Series Select International Small Cap Fund	565,433	1,757,174	13,379	-	105	322,695	2,632,028	197,600
Fidelity Series Short-Term Credit Fund	43,321,893	673,378	1,676,006	459,508	11,893	196,788	42,527,946	4,214,861
Fidelity Series Small Cap Core Fund	2,571,696	10,992	234,237	-	(42,589)	224,437	2,530,299	217,007
Fidelity Series Small Cap Discovery Fund	7,659,461	154,305	881,820	126,096	(103,645)	502,901	7,331,202	676,935
Fidelity Series Small Cap Opportunities Fund	16,792,557	65,294	2,313,348	-	840,169	629,958	16,014,630	1,096,142
Fidelity Series Stock Selector Large Cap Value Fund	55,332,231	574,977	4,155,282	-	(11,169)	2,142,081	53,882,838	3,805,285
Fidelity Series Value Discovery Fund	51,635,730	200,493	4,292,497	-	24,937	1,409,940	48,978,603	3,028,980
	3,092,997,451	111,262,328	180,198,656	19,225,125	21,035,720	91,114,805	3,136,211,648

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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